Ordinary Shares (Details) $ / shares in Units, $ in Thousands								12 Months Ended
	Jul. 15, 2021 USD ($) shares	Jun. 30, 2021 USD ($) shares	Apr. 14, 2021 USD ($) shares	Nov. 26, 2020 USD ($) shares	Jul. 03, 2020 USD ($) $ / shares shares	Feb. 10, 2020 USD ($) shares	Jan. 27, 2020 USD ($) shares	Dec. 31, 2021 USD ($) item shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)
Ordinary shares, authorized (in shares) | shares								1,500,000,000	1,500,000,000
Gross proceeds from issuance of shares | $						$ 8,300	$ 110,000	$ 717,319	$ 318,934	$ 251
Issuance costs | $			$ 100	$ 100	$ 200	$ 8,000		$ 29,509	$ 8,134
Gross proceeds from issuance of warrants | $					$ 100,000
Warrants exercisable period (in months)					18 months
Exercise price (in US$ per share) | $ / shares					$ 6.00
Votes per ordinary share | item								1
Gross proceeds from PIPE | $			$ 100,000	$ 100,000
IPO
Gross proceeds from issuance of shares | $	$ 614,900	$ 614,900
Issuance costs | $	$ 29,700	$ 29,700
Ordinary Shares
Number of ordinary shares issued | shares					20,000,000	1,668,315	22,000,000
Number of shares called by warrants | shares					16,666,670
Shares issued under PIPE | shares			16,393,445	16,666,670
Ordinary Shares | IPO
Number of ordinary shares issued | shares	119,600,000	119,600,000
ADS
Number of ordinary shares issued | shares						333,663	4,400,000